Description of Organization and Business Operations - Additional Information (Detail)		4 Months Ended
	Feb. 01, 2021 USD ($) $ / shares shares	Feb. 01, 2021 USD ($) $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred underwriting commissions	$ 14,000,000	$ 14,000,000
Restricted investments term		185 days
Net tangible assets required for consummation of business combination	$ 5,000,001	$ 5,000,001
Percentage of public shares to be redeemed on non completion of business combination	100.00%	100.00%
Lock in period for redemption of public shares after closing of IPO		24 months
Minimum share price of the residual assets remaining available for distribution | $ / shares		$ 10.00
Working capital (deficit)	$ 1,400,000	$ 1,400,000
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued price per warrant | $ / shares	$ 1.50	$ 1.50
Proceeds from issuance of warrants	$ 10,000,000.0	$ 10,000,000.0
Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum public share price due to reductions in the value of the trust assets less taxes payable | $ / shares		$ 10.00
Proceeds from unsecured and non-interest bearing promissory note		$ 192,000
Sponsor [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period | shares	4,666,667	4,666,667
Sponsor [Member] | Founder shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of common stock		$ 25,000
RBC Capital Markets LLC [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period | shares	2,000,000	2,000,000
Public shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share Price | $ / shares	$ 10.00	$ 10.00
Percentage of public shares to be redeemed on non completion of business combination	100.00%	100.00%
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of fair market value of target business to asset held in trust account	80.00%	80.00%
Net tangible assets required for consummation of business combination	$ 5,000,001	$ 5,000,001
Dissolution expense		$ 100,000
Minimum [Member] | Definitive Agreement of Initial Business Combination [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of voting interests acquired	50.00%	50.00%
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share Price | $ / shares	$ 10.00	$ 10.00
Percentage of redeeming shares of public shares without the company's prior written consent	15.00%	15.00%
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire restricted investments	$ 400,000,000.0
Share Price | $ / shares	$ 10.00	$ 10.00
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares | shares	40,000,000
Shares issued price per share | $ / shares	$ 10.00	$ 10.00
Proceeds from issuance of IPO	$ 400,000,000.0
Offering costs	22,700,000
Deferred underwriting commissions	$ 14,000,000.0	$ 14,000,000.0
Over-Allotment Option [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares | shares	5,000,000